Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Product sales	$ 32,854	$ 17,491	$ 24,394
Less: royalties	(2,797)	(598)	(1,523)
Revenue	30,057	16,893	22,871
Expenses
Production	7,152	6,280	6,277
Transportation, blending and feedstock	6,604	4,498	4,699
Depletion, depreciation and amortization	5,724	6,046	5,546
Administration	366	391	344
Share-based compensation	514	(82)	223
Asset retirement obligation accretion	185	205	190
Interest and other financing expense	711	756	836
Risk management activities	36	(7)	77
Foreign exchange gain	(127)	(275)	(570)
Gain on acquisitions	(478)	(217)	0
Income from North West Redwater Partnership	(400)	0	0
(Gain) loss from investments	(141)	171	293
Total expenses	20,146	17,766	17,915
Earnings (loss) before taxes	9,911	(873)	4,956
Current income tax expense (recovery)	1,848	(257)	434
Deferred income tax expense (recovery)	399	(181)	(894)
Net earnings (loss)	$ 7,664	$ (435)	$ 5,416
Net earnings (loss) per common share
Basic earnings per share (in CAD per share)	$ 6.49	$ (0.37)	$ 4.55
Diluted earnings per share (in CAD per share)	$ 6.46	$ (0.37)	$ 4.54